Short-Term Borrowings (Details) - USD ($)			1 Months Ended	6 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Short-Term Borrowings [Line Items]
Short term borrowings				$ 13,104,502		$ 16,449,110
Maturity date		September 1, 2022
Repayments of current borrowings				$ 6,622,572	$ 9,238,450
Koh Sih-Ping [Member]
Short-Term Borrowings [Line Items]
Short term borrowings		$ 5,000,000
Repayments of current borrowings			$ 1,000,000
Berwick Resources Limited [Member]
Short-Term Borrowings [Line Items]
Short term borrowings		$ 5,000,000
Asteria Corporation [Member]
Short-Term Borrowings [Line Items]
Short term borrowings	$ 3,000,000
Percentage of interest rate per annum	10.375%
Maturity date	March 10, 2024
Repayments of current borrowings	$ 3,000,000		$ 3,000,000
Promissory Notes [Member]
Short-Term Borrowings [Line Items]
Percentage of interest rate per annum		7.50%